Loans, Net - Schedule of Loans by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			$ 1,777,120			$ 732,128
Unearned discount, premium and deferred fees and costs, net			(6,409)			(2,455)
Non-Covered loans, net of deferred income	2,306,337		1,770,711			729,673
Total loans			2,270,264			1,371,171
Total loans, Unearned discount, premium and deferred fees and costs, net			(11,480)			(9,857)
Total loans held in portfolio, net of discount, premium and deferred fees and costs	3,263,652		2,258,784			1,361,314
Allowance for loan losses	(17,884)	(15,494)	(14,733)	(15,756)	(16,614)	(18,949)	(17,842)
Percent of total			100.00%			100.00%
Loans held in portfolio, net	3,245,768		2,244,051			1,342,365
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(7,160)	(5,523)	(4,834)	(5,591)	(5,031)	(4,107)	(1,717)
1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(2,426)	(1,587)	(1,443)	(1,125)	(2,414)	(3,049)	(5,464)
Construction, Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(1,935)	(1,900)	(1,819)	(3,179)	(3,855)	(5,239)	(1,844)
Home Equity Loans and Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(113)	(151)	(132)	(50)	(82)	(67)	(84)
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(5,924)	(5,977)	(6,331)	(5,512)	(4,878)	(6,054)	(8,628)
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(326)	(356)	(174)	(299)	(354)	(433)	(105)
ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			325,946			436,167
Covered loans, net of discount, premium and deferred fees and costs	294,110		325,946			436,167
Non-Covered loans			121,921			144,443
Non-Covered loans, net of deferred income	378,845		121,921			144,443
Total loans held in portfolio, net of discount, premium and deferred fees and costs			447,867			580,610
Allowance for loan losses	(5,407)		(6,241)	(10,270)		(13,353)
ASC 310-30 Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held in portfolio, net of discount, premium and deferred fees and costs			274,147			331,217
Allowance for loan losses	(2,883)		(2,675)	(4,163)		(2,489)
ASC 310-30 Loans [Member] | 1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held in portfolio, net of discount, premium and deferred fees and costs			56,745			68,558
Allowance for loan losses	(207)		(85)	(595)		(2,405)
ASC 310-30 Loans [Member] | Construction, Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held in portfolio, net of discount, premium and deferred fees and costs			55,936			99,534
Allowance for loan losses	(660)		(985)	(2,167)		(4,068)
ASC 310-30 Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held in portfolio, net of discount, premium and deferred fees and costs
Allowance for loan losses
ASC 310-30 Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held in portfolio, net of discount, premium and deferred fees and costs			57,047			72,895
Allowance for loan losses	(1,359)		(2,339)	(3,066)		(4,022)
ASC 310-30 Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held in portfolio, net of discount, premium and deferred fees and costs			3,992			8,406
Allowance for loan losses	(298)		(157)	(279)		(369)
Non-ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			37,806			48,103
Covered loans, Unearned discount, premium and deferred fees and costs, net			(4,497)			(6,094)
Covered loans, net of discount, premium and deferred fees and costs	32,413		33,309			42,009
Non-Covered loans			7,471			10,330
Unearned discount, premium and deferred fees and costs, net			(574)			(1,308)
Non-Covered loans, net of deferred income	251,947		6,897			9,022
Allowance for loan losses	(63)		(207)	(76)		(411)
Non-ASC 310-30 Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(15)		(10)	(14)		(20)
Non-ASC 310-30 Loans [Member] | 1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(7)		(52)	(11)		(22)
Non-ASC 310-30 Loans [Member] | Construction, Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses				(1)		(3)
Non-ASC 310-30 Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(32)		(6)	(38)		(63)
Non-ASC 310-30 Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(6)		(139)	(8)		(299)
Non-ASC 310-30 Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	(3)			(4)		(4)
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			1,127,526			433,164
Non-Covered loans, net of deferred income	1,549,786		1,124,498
Total loans			1,554,302			982,319
Total loans held in portfolio, net of discount, premium and deferred fees and costs	2,404,672		1,546,203
Percent of total			68.50%			71.70%
Real Estate Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			671,090			306,053
Non-Covered loans, net of deferred income	892,999		669,711
Total loans			957,942			654,889
Total loans held in portfolio, net of discount, premium and deferred fees and costs	1,396,814		956,563
Percent of total			42.20%			47.80%
Real Estate Loans [Member] | 1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			361,344			70,882
Non-Covered loans, net of deferred income	523,987		359,818
Total loans			428,685			150,044
Total loans held in portfolio, net of discount, premium and deferred fees and costs	733,845		426,737
Percent of total			18.90%			10.90%
Real Estate Loans [Member] | Construction, Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			75,815			55,832
Non-Covered loans, net of deferred income	123,169		75,666
Total loans			131,751			155,697
Total loans held in portfolio, net of discount, premium and deferred fees and costs	207,456		131,602
Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			19,277			397
Non-Covered loans, net of deferred income	9,631		19,303
Total loans			35,924			21,689
Total loans held in portfolio, net of discount, premium and deferred fees and costs	66,557		31,301
Percent of total			1.60%			1.60%
Real Estate Loans [Member] | Land And Development Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total			5.80%			11.40%
Real Estate Loans [Member] | ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			278,860			375,137
Covered loans, net of discount, premium and deferred fees and costs	249,967		278,860
Non-Covered loans			107,968			124,172
Non-Covered loans, net of deferred income	338,199		107,968
Real Estate Loans [Member] | ASC 310-30 Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			195,672			237,349
Covered loans, net of discount, premium and deferred fees and costs	185,097		195,672
Non-Covered loans			78,475			93,868
Non-Covered loans, net of deferred income	228,057		78,475
Real Estate Loans [Member] | ASC 310-30 Loans [Member] | 1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			46,461			57,225
Covered loans, net of discount, premium and deferred fees and costs	41,813		46,461
Non-Covered loans			10,284			11,333
Non-Covered loans, net of deferred income	56,989		10,284
Real Estate Loans [Member] | ASC 310-30 Loans [Member] | Construction, Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			36,727			80,563
Covered loans, net of discount, premium and deferred fees and costs	23,057		36,727
Non-Covered loans			19,209			18,971
Non-Covered loans, net of deferred income	53,153		19,209
Real Estate Loans [Member] | Non-ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			33,474			41,056
Covered loans, net of discount, premium and deferred fees and costs	27,994		28,977
Non-Covered loans			6,474			8,790
Non-Covered loans, net of deferred income	238,726		5,900
Real Estate Loans [Member] | Non-ASC 310-30 Loans [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			10,175			13,567
Covered loans, net of discount, premium and deferred fees and costs	9,207		10,175
Non-Covered loans			2,530			4,052
Non-Covered loans, net of deferred income	81,454		2,530
Real Estate Loans [Member] | Non-ASC 310-30 Loans [Member] | 1- 4 single family residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			8,199			9,829
Covered loans, net of discount, premium and deferred fees and costs	7,952		8,029
Non-Covered loans			2,397			775
Non-Covered loans, net of deferred income	103,104		2,145
Real Estate Loans [Member] | Non-ASC 310-30 Loans [Member] | Construction, Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans						280
Non-Covered loans						51
Non-Covered loans, net of deferred income	8,077
Real Estate Loans [Member] | Non-ASC 310-30 Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			15,100			17,380
Covered loans, net of discount, premium and deferred fees and costs	10,835		10,773
Non-Covered loans			1,547			3,912
Non-Covered loans, net of deferred income	46,091		1,225
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			649,594			298,964
Non-Covered loans, net of deferred income	756,551		646,213
Total loans			715,962			388,852
Total loans held in portfolio, net of discount, premium and deferred fees and costs	858,980		712,581
Percent of total			31.50%			28.30%
Other Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			648,421			296,483
Non-Covered loans, net of deferred income	753,984		645,037
Total loans			710,508			377,638
Total loans held in portfolio, net of discount, premium and deferred fees and costs	851,947		707,124
Percent of total			31.30%			27.50%
Other Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans			1,173			2,481
Non-Covered loans, net of deferred income	2,567		1,176
Total loans			5,454			11,214
Total loans held in portfolio, net of discount, premium and deferred fees and costs	7,033		5,457
Percent of total			0.20%			0.80%
Other Loans [Member] | ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			47,086			61,030
Covered loans, net of discount, premium and deferred fees and costs	44,143		47,086
Non-Covered loans			13,953			20,271
Non-Covered loans, net of deferred income	40,646		13,953
Other Loans [Member] | ASC 310-30 Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			46,184			57,634
Covered loans, net of discount, premium and deferred fees and costs	43,293		46,184
Non-Covered loans			10,863			15,261
Non-Covered loans, net of deferred income	38,151		10,863
Other Loans [Member] | ASC 310-30 Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			902			3,396
Covered loans, net of discount, premium and deferred fees and costs	850		902
Non-Covered loans			3,090			5,010
Non-Covered loans, net of deferred income	2,495		3,090
Other Loans [Member] | Non-ASC 310-30 Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			4,332			7,047
Covered loans, net of discount, premium and deferred fees and costs	4,419		4,332
Non-Covered loans			997			1,540
Non-Covered loans, net of deferred income	13,221		997
Other Loans [Member] | Non-ASC 310-30 Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			4,286			6,967
Covered loans, net of discount, premium and deferred fees and costs	4,377		4,286
Non-Covered loans			754			1,293
Non-Covered loans, net of deferred income	12,142		754
Other Loans [Member] | Non-ASC 310-30 Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans			46			80
Covered loans, net of discount, premium and deferred fees and costs	42		46
Non-Covered loans			243			247
Non-Covered loans, net of deferred income	$ 1,079		$ 243